Convertible debt (Details)		9 Months Ended
	Mar. 20, 2020 USD ($) options	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Feb. 11, 2020 $ / shares	Dec. 31, 2019 USD ($)	Aug. 16, 2019 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Apr. 30, 2016 $ / shares
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 10,049,000	$ 5,646,000
Financial expense for change in liability component		1,399,000	0
Convertible debt embedded derivative		18,506,000			$ 0
Change in fair value of convertible debt derivative		(13,240,000)	0
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares				$ 1.225				$ 2.25
2019-1 notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 3,000,000.0
Conversion price (in dollars per share) | $ / shares							$ 1.21
Conversion price (in dollars per ADS) | $ / shares							$ 4.84
2019-1 notes | Financial liabilities at fair value through profit or loss | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Reserve of equity component of convertible instruments							$ 989,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest expense		5,880,000	$ 4,128,000
Interest rate					7.00%
Convertible notes issued except August 2019 notes
Disclosure of detailed information about borrowings [line items]
Number of options to extend term | options	3
Convertible notes issued in August 2019
Disclosure of detailed information about borrowings [line items]
Number of options to extend term | options	2
Convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019
Disclosure of detailed information about borrowings [line items]
Option term extension	1 year
Conversion premium percentage	20.00%
VWAP period	20 days
Option one
Disclosure of detailed information about borrowings [line items]
Conversion premium percentage	20.00%
VWAP period	20 days
Payment-in-kind interest	7.00%
Warrant, percentage of note value	10.00%
Warrant term	3 years
Option two
Disclosure of detailed information about borrowings [line items]
Option term extension	1 year
Conversion premium percentage	20.00%
VWAP period	20 days
Payment-in-kind interest	9.50%
Warrant, percentage of note value	15.00%
Warrant term	3 years
Option three
Disclosure of detailed information about borrowings [line items]
Conversion premium percentage	20.00%
VWAP period	20 days
Payment-in-kind interest	13.50%
Warrant, percentage of note value	20.00%
Warrant term	3 years
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative	$ 5,266,000	18,506,000
Change in fair value of convertible debt derivative		$ 13,240,000
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares						$ 1.03
Conversion price (in dollars per ADS) | $ / shares						$ 4.12
2019-2 notes | Financial liabilities at fair value through profit or loss | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Reserve of equity component of convertible instruments						$ 1,874,000
Market approach | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Market rate of interest input percentage							0.3122
Market approach | Convertible debt
Disclosure of detailed information about borrowings [line items]
Market rate of interest input percentage		0.263
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Market rate of interest input percentage						0.2536